Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other operating income [Abstract]
Grants (Note 17)	$ 29,181	$ 29,349
Insurance proceeds and other	12,092	6,580
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,703	0
Total	56,830	40,479
Other operating expenses [Abstract]
Raw materials and consumables used	(18,311)	(18,041)
Leases and fees	(7,460)	(6,603)
Operation and maintenance	(73,813)	(60,382)
Independent professional services	(18,844)	(20,496)
Supplies	(15,079)	(18,590)
Insurance	(20,980)	(21,000)
Levies and duties	(13,629)	(7,851)
Other expenses	(8,584)	(8,324)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,703)	0
Total	(183,403)	(161,287)
Kaxu [Member]
Other operating income [Abstract]
Insurance proceeds and other	8,500
Monterrey [Member]
Other operating income [Abstract]
Gains on sale of equity interest	8,854	0
Colombian Portfolio of Renewable Energy Entities [Member]
Other operating income [Abstract]
Gains on sale of equity interest	$ 0	$ 4,550